Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Prepaid Expenses
Prepaid Expenses

13.	Prepaid Expenses

	12.31.2022	12.31.2021
Program for incentive to alternative energy sources - Proinfa	30,538	35,837
Insurance premiums	20,919	17,692
Others	8,629	147
	60,086	53,676
Current	60,076	53,649
Noncurrent	10	27